Schedule of employee benefits expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Salaries, wages and bonuses	$ 2,379,674	$ 2,258,195
Directors’ remuneration	382,598	272,659
Directors’ fees	128,000	52,252
Employer’s contribution to defined contribution plans including Central Provident Fund	153,047	142,749
Other short term benefit	60,001	26,943
Employee benefits expense, gross	3,103,320	2,752,798
Less : Amount capitalized as internal development of intangible assets	(1,714,524)	(1,388,584)
Employee benefits expense	$ 1,388,796	$ 1,364,214